Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
INCOME TAXES

7.	INCOME TAXES

An analysis of income from continuing operations before income taxes and interest in earnings of associates by location of the taxing jurisdiction is as follows:

	Years ended December 31,
	2010	2009	2008
		(millions)

Ireland	$3	$(2)	$18
US	84	6	19
UK	183	204	125
Other jurisdictions	317	312	236

Income from continuing operations before incomes taxes and interest in earnings of associates	$587	$520	$398

The provision for income taxes by location of the taxing jurisdiction consisted of the following:

	Years ended December 31,
	2010	2009	2008
	(millions)

Current income taxes:
Irish corporation tax	$1	$—	$2
US federal tax	(30)	41	(10)
US state and local taxes	—	18	2
UK corporation tax	54	17	(2)
Other jurisdictions	41	52	61

Total current taxes	66	128	53

Non-current taxes:
US federal tax	(3)	(9)	(2)
US state and local taxes	(3)	(2)	—
Other jurisdictions	3	—	—

Total non-current taxes	(3)	(11)	(2)

Deferred taxes:
US federal tax	57	(24)	10
US state and local taxes	9	(3)	—
UK corporation tax	3	1	38
Other jurisdictions	8	5	(2)

Total deferred taxes	77	(21)	46

Total income taxes	$140	$96	$97

The reconciliation between US federal income taxes at the statutory rate and the Company’s provision for income taxes on continuing operations is as follows:

	Years ended December 31,
	2010	2009	2008
	(millions, except percentages)

Income from continuing operations before income taxes and interest in earnings of associates	$587	$520	$398

US federal statutory income tax rate	35%	35%	35%

Income tax expense at US federal tax rate	205	182	140
Adjustments to derive effective rate:
Non-deductible expenditure	7	4	4
Movement in provision for non-current taxes	(3)	(11)	(2)
Release of provision for unremitted earnings	—	(27)	—
Impact of change in tax rate on deferred tax balances	(4)	—	—
Adjustment in respect of prior periods	(22)	(6)	1
Non-deductible Venezuelan foreign exchange loss	4	—	—
Non-taxable profit on disposal of Gras Savoye	1	(3)	—
Effect of foreign exchange and other differences	(15)	—	—
Other	—	2	(7)
Tax differentials of foreign earnings:
UK earnings	(13)	(13)	(8)
Other jurisdictions and US state taxes	(20)	(32)	(31)

Provision for income taxes	$140	$96	$97

The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

	December 31,
	2010	2009
	(millions)

Deferred tax assets:
Accrued expenses not currently deductible	$34	$131
US state net operating losses	47	34
UK net operating losses	2	2
Other net operating losses	3	—
UK capital losses	49	56
Accrued retirement benefits	62	52
Deferred compensation	46	68
Stock options	51	47

Gross deferred tax assets	294	390
Less: valuation allowance	(87)	(92)

Net Deferred tax assets	$207	$298

Deferred tax liabilities:
Cost of intangible assets, net of related amortization	$155	$220
Cost of tangible assets, net of related depreciation	25	—
Prepaid retirement benefits	50	—
Accrued revenue not currently taxable	7	—
Cash retention award	10	—
Tax-leasing transactions	3	4
Financial derivative transactions	6	3
Other	—	18

Deferred tax liabilities	256	245

Net deferred tax (liabilities) assets	$(49)	$53

	December 31,
	2010	2009
	(millions)

Balance sheet classifications:
Current:
Deferred tax assets	$36	$81
Deferred tax liabilities	(9)	(5)

Net current deferred tax assets	27	76

Non-current:
Deferred tax assets	7	3
Deferred tax liabilities	(83)	(26)

Net non-current deferred tax liabilities	(76)	(23)

Net deferred tax (liability) asset	$(49)	$53

At December 31, 2010, the Company had valuation allowances of $87 million (2009: $92 million) to reduce its deferred tax assets to estimated realizable value. The valuation allowances at December 31, 2010 relate to the deferred tax assets arising from UK capital loss carryforwards ($49 million) and other net operating losses ($1 million), which have no expiration date and to the deferred tax assets arising from US State net operating losses ($37 million). Capital loss carryforwards can only be offset against future UK capital gains.

		Additions/
		(releases)
	Balance at	charged to		Foreign
	beginning	costs and	Deductions / Other	exchange	Balance at
Description	of year	expenses	movements	differences	end of year
	(millions)

Year ended December 31, 2010
Deferred tax valuation allowance	$92	$—	$(4)	$(1)	$87

Year ended December 31, 2009
Deferred tax valuation allowance	85	—	2	5	92

Year ended December 31, 2008
Deferred tax valuation allowance	$69	$34	$—	$(18)	$85

At December 31, 2010, the Company had deferred tax assets of $207 million (2009: $298 million), net of the valuation allowance. Management believes, based upon the level of historical taxable income and projections for future taxable income, it is more likely than not that the Company will realize the benefits of these deductible differences, net of the valuation allowance. However, the amount of the deferred tax asset considered realizable could be adjusted in the future if estimates of taxable income are revised.

The Company recognizes deferred tax balances related to the undistributed earnings of subsidiaries when the Company expects that it will recover those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. The Company does not, however, provide for income taxes on the unremitted earnings of certain other subsidiaries where, in management’s opinion, such earnings have been indefinitely reinvested in those operations, or will be remitted either in a tax free liquidation or as dividends with taxes substantially offset by foreign tax credits. It is not practical to determine the amount of unrecognized deferred tax liabilities for temporary differences related to these investments.

Unrecognized tax benefits

Total unrecognized tax benefits as at December 31, 2010, totaled $13 million. During the next 12 months it is reasonably possible that the Company will recognize approximately $1 million of tax benefits related to the release of provisions no longer required due to either settlement through negotiation or closure of the statute of limitations on assessment.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2010	2009	2008
	(millions)

Balance at January 1	$17	$33	$20
Reductions due to a lapse of the applicable statute of limitation	(7)	(11)	(5)
Adjustment to assessment of acquired HRH balances	—	(8)	—
Increase of HRH opening balances	—	—	15
Other movements	3	3	3

Balance at December 31	$13	$17	$33

All of the unrecognized tax benefits at December 31, 2010 would, if recognized, favorably affect the effective tax rate in future periods.

The Company files tax returns in the various tax jurisdictions in which it operates. The 2006 US tax year closed in 2010 upon the expiration of the statute of limitations on assessment. US tax returns have been filed timely. The Company has received notice that the IRS will be examining the 2009 tax return. The Company has not extended the federal statute of limitations for assessment in the US.

All UK tax returns have been filed timely and are in the normal process of being reviewed, with HM Revenue & Customs making enquiries to obtain additional information. There are no material ongoing enquiries in relation to filed UK returns other than in relation to the quantification of foreign tax reliefs available on the remittance of foreign earnings.